Note 2 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

Liquidity and Financial Position

We currently face challenges meeting the working capital needs of our business. Our primary requirements for working capital are to fund purchases for solar panels and microinverters, and to cover our payroll and lease expenses. For each quarter in 2013 and for each of the two years in the period ending December 31, 2012, we have incurred net losses and negative cash flows from operations. During the recent years, we have undertaken several equity and debt financing transactions to provide the capital needed to sustain our business. We have dramatically reduced our headcount and other variable expenses. In addition, we expect to incur a net loss from operations for the year ending December 31, 2013. As of September 30, 2013, we had approximately $379,000 in cash on hand.  Based on current cash projections for the remainder of 2013, we intend to address ongoing working capital needs through liquidation of remaining inventory, along with raising additional debt and equity financing.  In January 2013, our board of directors approved actions to dramatically reduce our variable operating costs, including a 12 person employee headcount reduction effective January 15, 2013, for the period through the anticipated merger closing with CBD, which merger was terminated in July 2013. No restructuring charges or severance payments were incurred.  Our revenue levels remain difficult to predict, and we anticipate that we will continue to sustain losses in the near term, and we cannot assure investors that we will be successful in reaching break-even.

During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of our former panel suppliers, Suntech and Lightway. We currently have no unshipped orders from these suppliers. In May 2013, we entered into a new supply agreement for assembly of our proprietary modules with Environmental Engineering Group Pty Ltd (“EEG”), an assembler of polycrystalline modules located in Australia. In August 2013, we began receiving product from EEG and began shipping product to customers during the third calendar quarter of this year. We anticipate increased shipments to customers during the fourth quarter of 2013. We have remaining panel inventory on hand as of September 30, 2013 and anticipate receiving a final shipment of product in November 2013, fulfilling our purchase order with EEG. In September 2013, we entered into a second supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd., a panel supplier located in China. We anticipate beginning to receive product from this new supplier beginning in the first quarter of 2014. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

On August 30, 2013, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of a convertible note in the principal amount of $200,000 that matures August 29, 2015 (the "Convertible Note").  The Convertible Note bears interest at the rate of 8% per annum compounded annually, is payable at maturity and the principal and interest outstanding under the Convertible Note are convertible into shares of our common stock, at any time after issuance, at the option of the purchaser, at a conversion price equal to $.02, subject to adjustment upon the happening of certain events, including stock dividends, stock splits and the issuance of common stock equivalents at a price below the conversion price. Subject to our fulfilling certain conditions, including beneficial ownership limits, the Convertible Note is subject to a mandatory conversion if the closing price of our common stock for any 20 consecutive days commencing six months after the issue date of the Convertible Note equals or exceeds $0.04. Unless waived in writing by the purchaser, no conversion of the Convertible Note can be effected to the extent that as a result of such conversion the purchaser would beneficially own more than 9.99% in the aggregate of our issued and outstanding common stock immediately after giving effect to the issuance of common stock upon conversion. We have the option of repaying the outstanding principal amount of the Convertible Note, in whole or in part, by paying the purchaser a sum of money equal to one hundred and twenty percent (120%) of the principal together with accrued but unpaid interest upon 30 days notice, subject to certain beneficial ownership limits. For so long as we have any obligation under the Convertible Note, we have agreed to certain restrictions regarding, among other things, incurrence of additional debt, liens, amendments to charter documents, repurchase of stock, payment of cash dividends, affiliated transactions. We are also prohibited from entering into certain variable priced agreements until the Convertible Note is repaid in full.

On September 30, 2013, we entered into a loan and security agreement with Alpha Capital Anstalt and Collateral Services, LLC to provide financing, on a discretionary basis, for one year, against our accounts receivable and inventory.  The maximum amount that can be borrowed under the Agreement is $500,000. We have the right to borrow up to 80% of our eligible accounts receivable, not in excess of $200,000, 50% of the value of our raw materials in inventory, 65% of our finished goods inventory and 95% of cash, but not in the aggregate amount in excess of $300,000.  The advances are secured by a lien on all of our assets.   All advances under the agreement bear interest at a per annum rate of 12% and monthly interest shall be a minimum of $500. At the time of initial funding we paid a loan fee of 50 shares of our Series D Preferred Shares to the lender, in addition to other payments for legal fees. In addition, we paid the collateral agent an initial fee of $5,000 and have agreed to pay an administrative fee to the collateral agent of 0.5% per month of the daily balance during the preceding month or $500 whichever is less. In the event of a prepayment, we are obligated to pay a prepayment fee in an amount equal to one-half of one percent (0.5%) of $500,000. On September 30, 2013, we requested and received an initial borrowing under the Agreement totaling $350,000. Subsequently, on October 21, 2013, we requested and received an additional $100,000.

The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern. Our significant operating losses, negative cash flow from operations, and challenges in rapidly securing alternative sources of supply for solar panels, raise substantial uncertainty about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, and contemplate the realization of assets and the settlement of liabilities and commitments in the normal course of business. There can be no assurance that we will be able to raise additional funds on commercially reasonable terms, if at all. The current economic downturn adds uncertainty to our anticipated revenue levels and to the timing of cash receipts, which are needed to support our operations. It also worsens the market conditions for seeking equity and debt financing. As a result of our delisting from the Nasdaq Capital Market in September 2012, we are no longer eligible to file new registration statements on Form S-3, which may make it more costly and more difficult for us to obtain additional equity financing.  We currently anticipate that we will retain all of our earnings, if any, for development of our business and do not anticipate paying any cash dividends on common stock in the foreseeable future.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue from sales of products is recognized when: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sale price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. We recognize revenue when the solar power systems are shipped to the customer.

Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. We maintain cash and cash equivalents which consist principally of demand deposits with high credit quality financial institutions. At certain times, such amounts exceed FDIC insurance limits. We have not experienced any losses on these investments and, as of September 30, 2013 and December 31, 2012, there were no cash equivalents.

Accounts Receivable

Accounts receivable consist of trade receivables. We regularly evaluate the collectability of our accounts receivable. An allowance for doubtful accounts is maintained for estimated credit losses, and such losses have historically been minimal and within our expectations. We consider a number of factors when estimating credit losses, including the aging of a customer’s account, creditworthiness of specific customers, historical trends and other information.

Discontinued Operations

Discontinued operations are presented and accounted for in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) ASC 360,   “Impairment or Disposal of Long-Lived Assets,” (ASC 360). When a qualifying component of the Company is disposed of or has been classified as held for sale, the operating results of that component are removed from continuing operations for all periods presented and displayed as discontinued operations if: (a) elimination of the component’s operations and cash flows from the Company’s ongoing operations has occurred (or will occur) and (b) significant continuing involvement by the Company in the component’s operations does not exist after the disposal transaction.

On September 10, 2010, we announced that we were exiting the solar panel installation business. The exit from the installation business was essentially completed by the end of 2010, other than potential warranty payments related to past installations. (See “Manufacturer and Installation Warranties”). The exit from the installation business was therefore classified as discontinued operations for all periods presented under the requirements of ASC 360.

Manufacturer and Installation Warranties

The manufacturer directly warrants the solar panels and inverters for a range from 15 to 25 years. We warrant the balance of system components of our products against defects in material and workmanship for five years. We assist our customers in the event of a claim under the manufacturer warranty to replace a defective solar panel or inverter. The warranty liability for the material and the workmanship of the balance of system components of approximately $331,000 at September 30, 2013 and $330,000 at December 31, 2012, is included within “Accrued warranty” in the accompanying consolidated balance sheets.

The liability for our manufacturing warranty consists of the following:

	September 30, 2013 (Unaudited)	December 31, 2012
Beginning accrued warranty balance	$329,680	$217,812
Reduction for labor payments and claims made under the warranty	(1,700)	(1,723)
Accruals related to warranties issued during the period	3,410	113,591
Ending accrued warranty balance	$331,390	$329,680

We previously recorded a provision for warranty liability related to our discontinued installation operations. We provided for a 5-year or a 10-year warranty on the installation of a system and all equipment and incidental supplies other than solar panels and inverters that are covered under the manufacturer warranty. The liability for the installation warranty of approximately $991,000 at September 30, 2013 and $1 million at December 31, 2012 is included within “Liabilities of Discontinued Operations” in the accompanying condensed consolidated balance sheets. Defective solar panels or inverters are covered under the manufacturer warranty. In the event that a panel or inverter needs to be replaced, we will replace the defective item within the manufacturer’s warranty period (between 5-25 years).

Patent Costs

We capitalize external legal costs and filing fees associated with obtaining or defending our patents. Upon issuance of new patents or successful defense of existing patents, we amortize these costs using the straight line method over the shorter of the legal life of the patent or its economic life. We believe the remaining useful life we assign to these patents, approximately 11.25 years as of September 30, 2013, are reasonable. We periodically review our patents to determine whether any such cost have been impaired and are no longer being used. To the extent we are no longer using certain patents, the associated costs will be written off at that time.

Significant Accounting Policies and Estimates

There have been no material developments or changes to the significant accounting policies discussed in our 2012 Annual Report on Form 10-K or accounting pronouncements issued or adopted, except as described below.

Recently Adopted Accounting Standards

In January 2013, the FASB issued Accounting Standards Update (“ASU”) ASU No. 2013-01, which is included in ASC 210, “Balance Sheet,” “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). This update clarifies that the scope of ASU 2011-11: “Disclosures about Offsetting Assets and Liabilities” applies only to derivatives accounted for under ASC 815, “Derivatives and Hedging” , included bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 is effective for fiscal years and interim periods within those years, beginning on or after January 1, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The adoption of this guidance impacts presentation disclosures only and did  not have an impact on our consolidated financial position, results of operation or cash flows.

In February 2013, the FASB issued ASU No. 2013-02, which is included in ASC 220, “Comprehensive Income”, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU NO. 2013-02”). This update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. Generally Accepted Accounting Principles (US GAAP) to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under US GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under US GAAP that provide additional detail about those amounts. The amendments of ASU No. 2013-02 do not change the current requirements for reporting net income or other comprehensive income in financial statements. ASU No. 2013-02 is effective for fiscal years and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The adoption of this guidance impacts presentation disclosures only and did not have an impact on our consolidated financial position, results of operation or cash flows.

In February 2013, the FASB issued ASU No. 2013-04, which is included in ASC 405, “Liabilities”, “Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date”. This update provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation with the scope of this guidance is fixed at the reporting date, except for obligations addressed within existing guidance in US GAAP. Examples of obligations within the scope to ASU No. 2013-04 include debt arrangements, other contractual obligations, and settled litigation and judicial rulings. ASU No. 2013-04 is effective for fiscal years and interim periods within those years beginning after December 5, 2013. Entities should provide the required disclosures retrospectively for all comparative periods presented. The adoption of this guidance impacts presentation disclosures only and will not have an impact on our consolidated financial position, results of operation or cash flows.

In March 2013, the FASB issued ASU No. 2013-05, which is included in ASC 830, “Foreign Currency Matters”, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). This update resolves the diversity in practice regarding the release into net income of the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. ASU No. 2013-05 is effective for fiscal years and interim periods within those years beginning after December 5, 2013. ASU No. 2013-05 is not expected to have a material impact on our consolidated financial position, results of operation or cash flows.

2. Summary of Significant Accounting Policies

Liquidity and Financial Position

The current economic downturn presents us with challenges in meeting the working capital needs of our business. Our primary requirements for working capital are to fund purchases for solar panels and microinverters, and to cover our payroll and lease expenses. For each of the two years in the period ended December 31, 2012 and 2011, we have incurred net losses and negative cash flows from operations. During the recent years, we have undertaken several equity financing transactions to provide the capital needed to sustain our business. We have dramatically reduced our headcount and other variable expenses. In addition, we expect to incur a net loss from operations for the year ending December 31, 2013. Based on current cash projections for 2013, we intend to address ongoing working capital needs through cost reduction measures and liquidation of remaining inventory, along with raising additional equity. In January 2013, our board of directors approved actions to dramatically reduce our variable operating costs, including a 12 person employee headcount reduction effective January 15, 2013, for the period through the anticipated merger closing with CBD. No restructuring charges or severance payments were incurred. While the merger has been repeatedly delayed, the companies currently anticipate merger closing by early in the third quarter of 2013. In the event that revenue is lower or the merger is delayed further, additional staffing reductions and expense cuts could occur. Our revenue levels remain difficult to predict, and we anticipate that we will continue to sustain losses in the near term, and we cannot assure investors that we will be successful in reaching break-even.

As of December 31, 2012, we had approximately $127,000 in cash on hand. Our potentially available $750,000 credit facility is subject to limitations based on the level of our qualifying accounts receivable, and at December 31, 2012, we had no qualifying accounts receivable. In addition, due to Suntech entering judgment against us on March 15, 2013, our credit facility is currently unavailable. Under the Merger Agreement we entered into with CBD, we are required to raise sufficient equity capital, with the cooperation and support of CBD, to meet our own liquidity and working capital requirements. In addition, prior to closing of the merger, CBD may provide capital funding support to us if necessary, subject to conditions and limitations as provided in the Merger Agreement.

In recent months, because of our cash position and liquidity constraints, we have been late in making payments to both of our panel suppliers. We had a limited amount of remaining inventory on hand as of December 31, 2012. We do not have any unshipped orders for solar panel product pending with Suntech, and our supply relationship with Lightway is currently stalled. We are actively negotiating alternative sources of supply through other sources, including CBD Energy Limited. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations in the next few quarters.

On October 18, 2012, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of up to 1,245 shares of our newly created Series C 8% Convertible Preferred Stock at a price of $1,000 per share, for aggregate proceeds of up to $1,245,000.  At the initial closing, we sold and issue 750 shares of Series C Preferred, for initial aggregate proceeds of $750,000.  Subsequently, on November 2, 2012, we sold and issued 350 shares of Series C Preferred for proceeds of $350,000. On January 24, 2013, we provided to the purchasers a draw down notice under the Purchase Agreement. The purchasers agreed to accept the new draw down notice and thereby extend our right to exercise a “put” to sell additional Series C Preferred beyond the Securities Purchase Agreement’s prior expiration date of December 31, 2012. As a result of the draw down, we sold an aggregate of 75 additional shares of its Series C Preferred to the purchasers for aggregate proceeds of $75,000.

On February 15, 2013, we entered into a securities purchase agreement with an institutional accredited investors  relating to the sale and issuance of up to 1,000 shares of our newly created Series D 8% Convertible Preferred Stock (Series D Preferred) at a price per share equal to the stated value, which is $1,000 per share, for aggregate proceeds of up to $1,000,000. At the initial closing, concurrent with entering the agreement, we issued 150 shares of Series D Preferred, for initial aggregate proceeds of $150,000. After the initial closing, the Securities Purchase Agreement permits the purchaser to exercise a “call” right to purchase additional Series D Preferred in multiple draw downs from time to time until December 31, 2013, subject to certain limits, terms and conditions. In March 2013, the company and investors entered into a letter agreement to the Securities Purchase Agreement dated as of February 15, 2013, modifying the number of shares of Series D Preferred Stock to be issued upon settlement of any purchaser draw downs made on or after March 18, 2013, equal to the purchaser investment amount divided by the stated value multiplied by a number agreed upon by the Company and the Purchaser, which shall not be higher than 1.67.  Subsequently, on March 21, 2013, we issued 167 shares of Series D Preferred for aggregate proceeds of $100,000.

The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern. Our significant operating losses, negative cash flow from operations, and challenges in rapidly securing alternative sources of supply for solar panels, raise substantial uncertainty about our ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty, and contemplate the realization of assets and the settlement of liabilities and commitments in the normal course of business. We believe our current cash balance, projected financial results from our operations, and the amounts that should be available to us through debt and equity financing provide sufficient resources and operating flexibility to fund our anticipated cash needs, through at least the next 12 months; however, there can be no assurance that we will be able to raise additional funds on commercially reasonable terms, if at all. The current economic downturn adds uncertainty to our anticipated revenue levels and to the timing of cash receipts, which are needed to support our operations. It also worsens the market conditions for seeking equity and debt financing. As a result of our delisting from the Nasdaq Capital Market in September 2012, we are no longer eligible to file new registration statements on Form S-3, which may make it more costly and more difficult for us to obtain additional equity financing.  We currently anticipate that we will retain all of our earnings, if any, for development of our business and do not anticipate paying any cash dividends on common stock in the foreseeable future.

Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. We maintain cash and cash equivalents, which consist principally of money market demand deposits with high credit quality financial institutions. At certain times, such amounts exceed FDIC insurance limits. We have not experienced any losses on these investments.

Accounts Receivable

Accounts receivable consist of trade receivables. We regularly evaluate the collectability of our accounts receivable. An allowance for doubtful accounts is maintained for estimated credit losses. We consider a number of factors when estimating credit losses, including the aging of a customer’s account, creditworthiness of specific customers, historical trends and other information.

Inventory

Inventory is stated at the lower of cost (on an average basis) or market value. We determine cost based on the weighted-average purchase price and include both the costs of acquisition and the shipping costs in inventory. We regularly review the cost of inventory against its estimated market value and record a lower of cost or market write-down to cost of goods sold, if any inventory has a cost in excess of estimated market value.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the respective assets.

Estimated useful lives are as follows:

Category	Useful Lives
Office Equipment	2	-	5 years
Vehicles	3	-	5 years
Leasehold Improvements		2 years

Maintenance and repairs are expensed as incurred. Expenditures for significant renewals or betterments are capitalized. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in current operations.

Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of a long-lived asset may not be recoverable. We periodically evaluate whether events and circumstances have occurred that may warrant revision of the estimated useful lives of our long-lived assets or whether the remaining balance of long-lived assets should be evaluated for possible impairment. We do not believe that there were any indicators of impairment that would require an adjustment to such assets or their estimated periods of recovery at December 31, 2012 and 2011.

Goodwill and Other Intangible Assets

We do not amortize goodwill, but rather test goodwill for impairment at least annually.

We capitalize external legal costs and filing fees associated with obtaining or defending our patents. Upon issuance of new patents or successful defense of existing patents, we amortize these costs using the straight line method over the shorter of the legal life of the patent or its economic life. We believe the remaining useful life we assign to these patents, approximately 12 years as of December 31, 2012, are reasonable. We periodically review our patents to determine whether any such cost have been impaired and are no longer being used. To the extent we are no longer using certain patents, the associated costs will be written off at that time.

Costs associated with patents currently held are approximately $1.4 million, net of approximately $89,000 of accumulated amortization, are included in other assets, net as of December 31, 2012, and are being amortized over the estimated useful life, which was determined to be seventeen years. Amortization expense of patents was approximately $68,000 and $7,000 in each of the years ended December 31, 2012 and 2011, respectively. Estimated amortization expense of patents for the five years subsequent to December 31, 2012, is approximately $110,000 per year. Capitalized filing fees associated with obtaining new patents not yet issued and defense of existing patents (not yet resolved) of approximately $165,000 are included in other assets as December 31, 2012.

Discontinued operations

Discontinued operations are presented and accounted for in accordance with Accounting Standards Codification (ASC) 360, “ Impairment or Disposal of Long-Lived Assets,” (ASC 360). When a qualifying component of the Company is disposed of or has been classified as held for sale, the operating results of that component are removed from continuing operations for all periods presented and displayed as discontinued operations if: (a) elimination of the component’s operations and cash flows from the Company’s ongoing operations has occurred (or will occur) and (b) significant continuing involvement by the Company in the component’s operations does not exist after the disposal transaction.

On September 10, 2010, we announced that we were exiting the solar panel installation business. The exit from the installation business was essentially completed at the end of the fourth quarter of 2010. The exit from the installation business was therefore classified as discontinued operations for all periods presented under the requirements of ASC 360.

Manufacturer and Installation Warranties

The manufacturer directly warrants the solar panels and inverters for a range from 15 to 25 years. We warrant the balance of system components of our products against defects in material and workmanship for five years. We assist our customers in the event of a claim under the manufacturer warranty to replace a defective solar panel or inverter. The warranty liability for the material and the workmanship of the balance of system components of approximately $330,000 at December 31, 2012 and $218,000 at December 31, 2011, is included within “Accrued warranty” in the accompanying consolidated balance sheets.

The liability for our manufacturing warranty consists of the following:

	Twelve Months Ended
	2012	2011
Beginning accrued warranty balance	$217,812	$51,860
Reduction for labor payments and claims made under the warranty	(1,723)	—
Accruals related to warranties issued during the period	113,591	165,952
Ending accrued warranty balance	$329,680	$217,812

We previously recorded a provision for warranty liability related to our discontinued installation operations. We provided for a 5-year or a 10-year warranty on the installation of a system and all equipment and incidental supplies other than solar panels and inverters that are covered under the manufacturer warranty. The liability for the installation warranty at December 31, 2012 and 2011 was approximately $1.0 million and $1.1 million, respectively, and is included within “Liabilities of Discontinued Operations” in the accompanying consolidated balance sheets. Defective solar panels or inverters are covered under the manufacturer warranty. In the event that a panel or inverter needs to be replaced, we will replace the defective item within the manufacturer’s warranty period (between 5-25 years).

Fair Value of Financial Instruments

The carrying values reported for cash equivalents, accounts receivable, assets associated with discontinued operations, accounts payable, accrued liabilities and the outstanding credit facility approximated their respective fair values at each balance sheet date due to the short-term maturity of these financial instruments.

Revenue Recognition

Revenue from sales of products is recognized when: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the sale price is fixed or determinable, and (4) collection of the related receivable is reasonably assured. We recognize revenue when the solar power systems are shipped to the customer.

Stock-based Compensation

We apply the fair value method under Accounting Standards Codification (ASC) 718 in accounting for our 2001 Stock Option Plan and our 2006 Stock Incentive Plan. Under ASC 718, compensation cost is measured at the grant date based on the fair value of the equity instruments awarded and is recognized over the period during which an employee is required to provide service in exchange for the award, or the requisite service period, which is usually the vesting period. The fair value of the equity award granted is estimated on the date of the grant.

Advertising

We expense advertising costs as incurred. Advertising expense, included in “Sales and marketing expenses,” for the years ended December 31, 2012 and 2011, was approximately $144,000 and $187,000, respectively.

Research and Development Costs

Research and development expenses, which include the cost of activities that are useful in developing new products, processes or techniques, as well as expenses for activities that may significantly improve existing products or processes are expensed as incurred. In the years ended December 31, 2012 and 2011, we expensed approximately $649,000 and $800,000, respectively, in general and administrative costs.

Shipping and Handling Costs

Shipping and handling costs associated with inbound freight are included in cost of inventory and expensed as cost of sales when the related inventory is sold.

Income Taxes

Deferred income taxes arise from timing differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. A deferred tax asset valuation allowance is recorded when it is more likely than not that deferred tax assets will not be realized. Utilization of net operating loss carryforwards may be subject to a substantial annual limitation due to ownership change limitations provided by the Internal Revenue Code. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. We apply the provisions of ASC 740, formerly FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). We recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting this standard, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings Per Share

As of January 1, 2009, we adopted Accounting Standards Codification (ASC) 260 (formerly Financial Accounting Standards Board Staff Position (FSP) Emerging Issues Task Force (EITF) 03-6-1) (ASC 260), “ Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities” (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC 260 (formerly Statement of  Financial Accounting Standards (SFAS) No. 128), Earnings Per Share. The effect of the adoption of the Staff Position was not material to our net loss per share.

In accordance with the Staff Position, basic net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the weighted average number of shares outstanding less the weighted average unvested restricted shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the denominator for basic net income (loss) per share and any dilutive effects of stock options, restricted stock, convertible notes and warrants.

On April 6, 2011, we filed a Certificate of Amendment to our Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse split of our common stock at a ratio of 1-for-4. The reverse stock split became effective at the close of business on April 13, 2011. All historical share and per share amounts have been adjusted to reflect this reverse stock split. The par value of our common stock did not change. The following table sets forth the computation of basic and diluted net loss per share:

	Twelve Months Ended December 31,
	2012	2011
Basic:
Numerator:
Net loss	$(8,622,393)	$(4,631,621)
Less: Net loss allocated to participating securities	170,052	72,062
Net loss attributable to stockholders	(8,452,341)	(4,559,559)
Preferred stock dividend	(174,342)	(99,047)
Preferred deemed dividend	(362,903)	(975,460)
	$(8,989,586)	$(5,634,066)
Denominator:
Weighted-average shares outstanding	19,791,045	12,537,727
Weighted-average unvested restricted shares outstanding	(390,321)	(195,072)
Denominator for basic net loss per share	19,400,724	12,342,655

Basic net loss per share attributable to common stockholders	$(0.46)	$(0.46)

Diluted:
Numerator:
Net loss	$(8,622,393)	$(4,631,621)
Less: Net loss allocated to participating securities	170,052	72,062
Net loss attributable to stockholders	(8,452,341)	(4,559,559)
Preferred stock dividend	(174,342)	(99,047)
Preferred deemed dividend	(362,903)	(975,460)
	$(8,989,586)	$(5,634,066)
Denominator:
Denominator for basic calculation	19,400,724	12,342,655
Weighted-average effect of dilutive stock options	—	—
Denominator for diluted net loss per share	19,400,724	12,342,655

Diluted net loss per share attributable to common stockholders	$(0.46)	$(0.46)

The following table sets forth potential shares of common stock at the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive:

	December 31, 2012	December 31, 2011
Stock options outstanding	679,744	1,077,744
Unvested restricted stock	48,073	289,795
Warrants to purchase common stock	3,398,045	4,106,016
Preferred stock convertible into common stock	35,230,263	3,409,029

Segment Reporting

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by management in deciding how to allocate resources and in assessing performance. We are engaged in a single business segment wherein we design, manufacture and sell our solar panels to solar installers, trade workers and do-it-yourself customers through distribution partnerships, our dealer network and retail outlets.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Westinghouse Solar and Fairview, pursuant to the Merger as described in Note 1. We also have two wholly-owned subsidiaries as of December 31, 2012 and 2011. Akeena Corp. and Andalay Solar, Inc. are wholly-owned subsidiaries of Westinghouse Solar, Inc. All inter-company accounts have been eliminated in consolidation.